Financial Instruments - Changes in Allowance for Doubtful Accounts (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning	₩ 753,693	₩ 898,273	₩ 916,790
Bad debt expenses(reversal)	40,153	829	(28,105)
Other bad debt expenses	(12,975)	53,105	80,323
Others	(63,506)	(198,514)	(70,735)
Ending	₩ 717,365	₩ 753,693	₩ 898,273